Unaudited Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement Line Items [Line Items]
Revenue	$ 0	$ 37	$ 0	$ 37
Research and development	(2,334)	(2,165)	(4,631)	(4,321)
General and administrative	(1,512)	(2,212)	(3,034)	(3,924)
Operating loss	(3,846)	(4,340)	(7,665)	(8,208)
Finance income	147	546	405	3,039
Finance expenses	(234)	(1,232)	(519)	(1,629)
Net loss before tax	(3,933)	(5,026)	(7,779)	(6,798)
Income tax benefit	204	195	420	387
Net loss for the period	(3,729)	(4,831)	(7,359)	(6,411)
Net loss attributable to shareholders of Evaxion A/S	(3,729)	(4,831)	(7,359)	(6,411)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	0	(45)	0	(78)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Exchange differences on currency translation to presentation currency	(34)	714	(352)	597
Other comprehensive (loss)/ income for the period, net of tax	(34)	669	(352)	519
Total comprehensive loss	(3,763)	(4,162)	(7,711)	(5,892)
Total comprehensive loss attributable to shareholders of Evaxion A/S	$ (3,763)	$ (4,162)	$ (7,711)	$ (5,892)
Loss per share – basic and diluted (in dollars per share)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)